Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of products and services [Line Items]
Revenues	$ 7,476	$ 7,258
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenues	6,986	6,739
Global Print [Member]
Disclosure of products and services [Line Items]
Revenues	$ 490	$ 519